PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.8%
Common Stocks
Aerospace & Defense — 0.9%
Safran SA (France)*	216,414	$29,486,660
Automobiles — 5.6%
Tesla, Inc.*	267,710	178,811,540
Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The)	48,666	15,913,782
S&P Global, Inc.	48,568	17,138,190
		33,051,972
Entertainment — 4.6%
Netflix, Inc.*	181,046	94,444,456
ROBLOX Corp. (Class A Stock)*(a)	188,313	12,208,332
Spotify Technology SA*	152,232	40,790,565
		147,443,353
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	118,665	41,827,039
Health Care Equipment & Supplies — 2.1%
Danaher Corp.	148,700	33,469,396
Dexcom, Inc.*	56,172	20,187,655
Intuitive Surgical, Inc.*	19,496	14,406,374
		68,063,425
Health Care Providers & Services — 0.4%
Guardant Health, Inc.*	74,631	11,392,422
Health Care Technology — 0.2%
Teladoc Health, Inc.*(a)	32,772	5,956,311
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc. (Class A Stock)*(a)	15,668	2,944,644
Chipotle Mexican Grill, Inc.*	28,199	40,065,703
		43,010,347
Interactive Media & Services — 12.7%
Alphabet, Inc. (Class A Stock)*	38,218	78,825,389
Alphabet, Inc. (Class C Stock)*	41,088	84,995,870
Facebook, Inc. (Class A Stock)*	454,207	133,777,588
Match Group, Inc.*(a)	457,135	62,801,206
Snap, Inc. (Class A Stock)*	828,300	43,311,807
		403,711,860
Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc.*	73,569	227,628,371
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	169,122	8,966,848
MercadoLibre, Inc. (Argentina)*	13,147	19,354,225
		255,949,444
IT Services — 17.6%
Adyen NV (Netherlands), 144A*	27,969	62,504,928
Afterpay Ltd. (Australia)*	139,194	10,901,263
Mastercard, Inc. (Class A Stock)	163,989	58,388,283
Okta, Inc.*	52,082	11,480,435
PayPal Holdings, Inc.*	296,849	72,086,811
Shopify, Inc. (Canada) (Class A Stock)*	114,080	126,229,520
Snowflake, Inc. (Class A Stock)*(a)	78,320	17,957,210
Square, Inc. (Class A Stock)*	234,216	53,178,743
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Twilio, Inc. (Class A Stock)*	189,139	$64,451,006
Visa, Inc. (Class A Stock)(a)	388,597	82,277,643
		559,455,842
Leisure Products — 1.0%
Peloton Interactive, Inc. (Class A Stock)*	289,813	32,586,574
Multiline Retail — 1.3%
Target Corp.	208,084	41,215,198
Personal Products — 2.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	221,880	64,533,798
Pharmaceuticals — 1.0%
Eli Lilly & Co.	174,190	32,542,176
Road & Rail — 3.5%
Uber Technologies, Inc.*	1,359,631	74,113,486
Union Pacific Corp.	174,851	38,538,909
		112,652,395
Semiconductors & Semiconductor Equipment — 5.2%
NVIDIA Corp.	187,153	99,926,601
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	538,356	63,676,748
		163,603,349
Software — 14.4%
Adobe, Inc.*	181,570	86,312,931
Atlassian Corp. PLC (Class A Stock)*	118,817	25,041,871
Coupa Software, Inc.*	75,833	19,297,982
Crowdstrike Holdings, Inc. (Class A Stock)*	188,770	34,452,413
Microsoft Corp.	536,037	126,381,443
RingCentral, Inc. (Class A Stock)*	98,779	29,424,289
salesforce.com, Inc.*	229,059	48,530,730
ServiceNow, Inc.*	28,611	14,308,647
Trade Desk, Inc. (The) (Class A Stock)*	46,552	30,336,076
Workday, Inc. (Class A Stock)*	133,719	33,219,811
Zoom Video Communications, Inc. (Class A Stock)*	36,779	11,816,725
		459,122,918
Specialty Retail — 3.4%
Carvana Co.*(a)	177,735	46,637,664
Home Depot, Inc. (The)	51,527	15,728,617
TJX Cos., Inc. (The)	692,747	45,825,214
		108,191,495
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	1,431,532	174,861,634
Textiles, Apparel & Luxury Goods — 6.6%
Kering SA (France)	67,952	46,952,949
Lululemon Athletica, Inc.*	123,828	37,979,286
LVMH Moet Hennessy Louis Vuitton SE (France)	96,651	64,502,421
A1

PSF PGIM JENNISON GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	460,165	$61,151,327
		210,585,983

Total Long-Term Investments (cost $1,394,825,037)		3,178,055,735
Short-Term Investments — 4.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	23,130,052	23,130,052
PGIM Institutional Money Market Fund (cost $113,093,183; includes $113,064,116 of cash collateral for securities on loan)(b)(wa)	113,281,464	113,224,823

Total Short-Term Investments (cost $136,223,235)		136,354,875

TOTAL INVESTMENTS—104.1% (cost $1,531,048,272)		3,314,410,610

Liabilities in excess of other assets — (4.1)%		(130,849,767)

Net Assets — 100.0%		$3,183,560,843

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $112,409,121; cash collateral of $113,064,116 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2